Share-based payments charge - Disclosure of indirect measurement of fair value of goods or services received, share options granted during period (Details)			12 Months Ended
	Sep. 20, 2018 shares	Aug. 09, 2018 shares	Dec. 31, 2019 shares year	Dec. 31, 2018 year
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted (in shares) | shares	251,125	58,112	5,569,050
Restricted Stock Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Dividend rate			0.00%	0.00%
Vesting period			5 years
Unapproved Scheme
Disclosure of terms and conditions of share-based payment arrangement [line items]
Dividend rate			0.00%	0.00%
Bottom of range | Restricted Stock Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate			39.00%	1.08%
Expected life of options			5.5	5.5
Annualized volatility			67.98%	69.88%
Vesting period			1 year	1 year
Bottom of range | Unapproved Scheme
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate			76.00%	1.08%
Expected life of options			5.5	5.5
Annualized volatility			63.82%	69.88%
Vesting period			1 year	1 year
Top of range | Restricted Stock Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate			82.00%	1.22%
Expected life of options			7.0	7
Annualized volatility			69.71%	71.35%
Vesting period			4 years	4 years
Top of range | Unapproved Scheme
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate			82.00%	1.22%
Expected life of options			7.0	7
Annualized volatility			69.71%	71.35%
Vesting period			4 years	4 years